9. Notes Payable (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes payable	$ 1,080,600	$ 2,812,709	$ 2,478,869
Notes payable, current maturities	60,000	(2,812,709)	(2,478,869)
Notes payable, long term	1,020,600	0	0
Note Payable 1 [Member]
Notes payable	20,000	80,000	80,000
Note Payable 2 [Member]
Notes payable	40,000	100,000	100,000
Note Payable 3 [Member]
Notes payable	0	0	298,869
Note Payable 5 [Member]
Notes payable	$ 1,020,600	2,000,000	2,000,000
Note Payable 6 [Member]
Notes payable		$ 632,709	$ 0